Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Bharat Electronics Ltd.	21,815,033	$98,255,343
Hindustan Aeronautics Ltd., NVS	1,197,518	69,697,592
		167,952,935
Automobile Components — 1.6%
Balkrishna Industries Ltd.	463,240	13,409,060
Bharat Forge Ltd.	1,574,988	22,883,993
Bosch Ltd.	44,171	16,241,545
MRF Ltd.	13,935	22,631,831
Samvardhana Motherson International Ltd.	18,918,918	33,884,736
Sona Blw Precision Forgings Ltd.(a)	2,609,861	16,610,803
Tube Investments of India Ltd.	633,866	22,712,318
		148,374,286
Automobiles — 6.5%
Bajaj Auto Ltd.	400,214	40,280,473
Eicher Motors Ltd.	818,921	51,110,459
Hero MotoCorp Ltd.	716,952	36,126,006
Hyundai Motor India Ltd.(b)	970,749	20,954,339
Mahindra & Mahindra Ltd.	5,566,712	193,882,015
Maruti Suzuki India Ltd.	750,629	108,273,359
Tata Motors Ltd.	12,085,125	101,747,858
TVS Motor Co. Ltd.	1,418,064	46,125,495
		598,500,004
Banks — 20.7%
AU Small Finance Bank Ltd.(a)	2,178,784	17,670,576
Axis Bank Ltd.	13,680,869	190,880,154
Bank of Baroda	6,190,653	18,084,156
Canara Bank	10,836,514	14,558,072
HDFC Bank Ltd.	33,798,740	771,288,814
ICICI Bank Ltd.	31,405,783	532,689,787
IDFC First Bank Ltd.(b)	21,431,383	17,045,779
IndusInd Bank Ltd.	3,434,124	32,828,324
Kotak Mahindra Bank Ltd.	6,526,937	158,445,643
Punjab National Bank	13,777,280	17,076,299
State Bank of India	10,653,724	101,289,401
Union Bank of India Ltd.	9,121,614	15,668,582
Yes Bank Ltd.(b)	84,285,306	21,186,572
		1,908,712,159
Beverages — 0.8%
United Spirits Ltd.	1,738,487	30,912,879
Varun Beverages Ltd.	8,081,326	45,039,526
		75,952,405
Broadline Retail — 0.4%
Info Edge India Ltd.	2,129,099	35,559,661
Building Products — 0.1%
Astral Ltd.	721,532	12,640,765
Capital Markets — 0.7%
BSE Ltd.	879,936	27,565,178
HDFC Asset Management Co. Ltd.(a)	577,473	32,308,165
		59,873,343
Chemicals — 2.5%
Asian Paints Ltd.	2,290,074	60,504,540
Coromandel International Ltd.	702,206	18,811,953
PI Industries Ltd.	454,188	20,305,371
Pidilite Industries Ltd.	911,688	33,126,693
Solar Industries India Ltd.	162,621	30,629,404
SRF Ltd.	800,796	26,795,632
Supreme Industries Ltd.	379,465	18,405,616
Security	Shares	Value
Chemicals (continued)
UPL Ltd.	2,690,388	$19,776,503
		228,355,712
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	1,440,527	12,750,702
Construction & Engineering — 2.3%
Larsen & Toubro Ltd.	4,021,991	172,892,677
Rail Vikas Nigam Ltd.	3,114,314	14,784,014
Voltas Ltd.	1,385,995	20,471,577
		208,148,268
Construction Materials — 2.0%
Ambuja Cements Ltd.	3,679,061	23,817,574
Grasim Industries Ltd.	1,624,545	48,385,788
Shree Cement Ltd.	53,988	18,689,681
UltraTech Cement Ltd.	703,510	92,294,544
		183,187,587
Consumer Finance — 3.8%
Bajaj Finance Ltd.	1,664,945	178,876,886
Cholamandalam Investment and Finance Co. Ltd.	2,509,670	47,055,249
Muthoot Finance Ltd.	719,582	18,670,296
SBI Cards & Payment Services Ltd.	1,705,201	18,353,203
Shriram Finance Ltd.	8,425,565	63,050,381
Sundaram Finance Ltd.	396,078	23,841,431
		349,847,446
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.(a)(b)	971,137	45,459,379
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.(b)	7,871,849	35,374,539
Tata Communications Ltd.	684,169	13,415,350
		48,789,889
Electric Utilities — 1.7%
Power Grid Corp. of India Ltd.	27,756,379	94,123,789
Tata Power Co. Ltd. (The)	9,538,287	43,862,976
Torrent Power Ltd.	1,056,118	16,982,512
		154,969,277
Electrical Equipment — 1.8%
ABB India Ltd.	316,503	22,109,741
Bharat Heavy Electricals Ltd.	6,241,234	18,990,750
CG Power & Industrial Solutions Ltd.	3,671,143	29,508,695
Havells India Ltd.	1,499,258	26,767,602
Polycab India Ltd.	315,040	22,086,483
Suzlon Energy Ltd.(b)	57,077,062	47,809,907
		167,273,178
Financial Services — 2.3%
Bajaj Finserv Ltd.	2,289,474	54,033,009
Bajaj Holdings & Investment Ltd.	160,001	25,114,137
Jio Financial Services Ltd., NVS(b)	17,064,075	57,297,857
Power Finance Corp. Ltd.	8,867,220	42,160,911
REC Ltd.	7,866,287	37,099,145
		215,705,059
Food Products — 1.8%
Britannia Industries Ltd.	647,579	41,712,337
Marico Ltd.	3,110,406	26,060,044
Nestle India Ltd., NVS	2,014,174	56,445,078
Tata Consumer Products Ltd.	3,543,914	45,856,574
		170,074,033
Gas Utilities — 0.3%
GAIL India Ltd.	13,815,743	30,704,781

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 0.1%
Container Corp. of India Ltd.	1,463,157	$13,423,434
Health Care Providers & Services — 1.2%
Apollo Hospitals Enterprise Ltd.	600,745	48,379,849
Max Healthcare Institute Ltd.	4,641,957	61,035,700
		109,415,549
Hotels, Restaurants & Leisure — 1.5%
Eternal Ltd.(b)	28,800,250	80,216,820
Indian Hotels Co. Ltd., Class A	5,098,562	45,931,634
Jubilant Foodworks Ltd.	2,168,274	16,618,503
		142,766,957
Household Durables — 0.4%
Dixon Technologies India Ltd.	215,715	37,103,575
Independent Power and Renewable Electricity Producers — 1.9%
Adani Power Ltd.(b)	3,456,570	21,975,913
JSW Energy Ltd.	2,619,962	14,966,388
NHPC Ltd., NVS	18,004,669	18,417,634
NTPC Ltd.	26,044,536	101,745,502
Siemens Energy India Ltd., NVS	545,881	15,808,063
		172,913,500
Industrial Conglomerates — 0.2%
Siemens Ltd.	532,931	20,365,866
Insurance — 2.2%
HDFC Life Insurance Co. Ltd.(a)	5,782,766	52,546,146
ICICI Lombard General Insurance Co. Ltd.(a)	1,453,781	31,898,025
ICICI Prudential Life Insurance Co. Ltd.(a)	2,152,251	16,655,319
PB Fintech Ltd.(b)	2,057,756	42,412,998
SBI Life Insurance Co. Ltd.(a)	2,691,657	57,072,812
		200,585,300
IT Services — 9.6%
HCL Technologies Ltd.	5,668,993	108,512,366
Infosys Ltd.	19,831,743	362,420,358
LTIMindtree Ltd.(a)	443,751	26,307,757
Mphasis Ltd.	624,719	18,692,884
Persistent Systems Ltd., NVS	651,802	42,939,796
Tata Consultancy Services Ltd.	5,398,844	218,597,387
Tech Mahindra Ltd.	3,213,837	59,150,735
Wipro Ltd.	15,626,305	45,654,884
		882,276,167
Life Sciences Tools & Services — 0.6%
Divi's Laboratories Ltd.	713,025	55,173,810
Machinery — 0.7%
Ashok Leyland Ltd.	8,814,695	24,334,681
Cummins India Ltd.	832,084	31,813,900
Thermax Ltd.	249,843	9,909,717
		66,058,298
Metals & Mining — 3.3%
APL Apollo Tubes Ltd.	1,077,773	22,828,517
Hindalco Industries Ltd.	8,047,847	59,709,429
Jindal Stainless Ltd.	1,968,689	14,866,046
Jindal Steel & Power Ltd.	2,449,630	27,230,322
JSW Steel Ltd.	3,650,243	42,518,876
NMDC Ltd.	18,447,648	15,387,059
Tata Steel Ltd.	44,706,473	84,381,476
Vedanta Ltd.	8,177,109	41,710,074
		308,631,799
Oil, Gas & Consumable Fuels — 9.0%
Bharat Petroleum Corp. Ltd.	9,072,367	33,816,331
Coal India Ltd.	11,035,089	51,304,609
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hindustan Petroleum Corp. Ltd.	5,748,453	$27,658,719
Indian Oil Corp. Ltd.	16,955,353	28,168,834
Oil & Natural Gas Corp. Ltd.	18,772,063	52,587,446
Oil India Ltd.	2,923,156	14,598,989
Petronet LNG Ltd.	4,480,991	16,106,969
Reliance Industries Ltd.	36,346,963	604,527,283
		828,769,180
Passenger Airlines — 0.8%
InterGlobe Aviation Ltd.(a)(b)	1,130,159	70,537,150
Personal Care Products — 2.3%
Colgate-Palmolive India Ltd.	816,424	23,457,922
Dabur India Ltd.	3,184,901	17,991,163
Godrej Consumer Products Ltd.	2,444,225	35,209,866
Hindustan Unilever Ltd.	4,908,421	134,844,793
		211,503,744
Pharmaceuticals — 3.8%
Alkem Laboratories Ltd.	250,019	14,903,394
Aurobindo Pharma Ltd.(b)	1,563,999	21,001,933
Cipla Ltd.	3,373,889	57,869,594
Dr Reddy's Laboratories Ltd.	3,489,769	51,113,273
Lupin Ltd.	1,366,611	31,339,068
Mankind Pharma Ltd.(b)	740,782	21,401,030
Sun Pharmaceutical Industries Ltd.	5,728,387	112,458,950
Torrent Pharmaceuticals Ltd.	711,139	26,418,167
Zydus Lifesciences Ltd.	1,506,906	16,410,556
		352,915,965
Real Estate Management & Development — 1.6%
DLF Ltd.	4,434,503	41,410,592
Godrej Properties Ltd.(b)	906,330	23,805,001
Macrotech Developers Ltd.	1,795,521	29,983,221
Oberoi Realty Ltd.	760,320	15,541,224
Phoenix Mills Ltd. (The)	1,176,600	21,171,480
Prestige Estates Projects Ltd.	1,029,369	17,674,610
		149,586,128
Software — 0.3%
Oracle Financial Services Software Ltd.	130,293	12,926,197
Tata Elxsi Ltd.	204,666	15,406,477
		28,332,674
Specialty Retail — 1.0%
FSN E-Commerce Ventures Ltd.(b)	6,814,452	16,187,906
Trent Ltd.	1,082,118	71,468,349
		87,656,255
Textiles, Apparel & Luxury Goods — 1.3%
Kalyan Jewellers India Ltd.	2,464,971	16,166,893
Page Industries Ltd.	36,709	19,906,374
Titan Co. Ltd.	2,119,579	88,134,161
		124,207,428
Tobacco — 1.0%
ITC Ltd.	17,926,398	87,706,069
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	965,415	28,464,033
Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	3,226,518	54,118,529
GMR Airports Infrastructure Ltd.(b)	15,822,714	15,576,170
		69,694,699
Wireless Telecommunication Services — 3.7%
Bharti Airtel Ltd.	15,315,407	332,718,771

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Vodafone Idea Ltd.(b)	161,639,242	$13,100,716
		345,819,487
Total Long-Term Investments — 99.8% (Cost: $5,018,704,973)		9,216,737,936
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	198,550,000	198,550,000
Total Short-Term Securities — 2.2% (Cost: $198,550,000)		198,550,000
Total Investments — 102.0% (Cost: $5,217,254,973)		9,415,287,936
Liabilities in Excess of Other Assets — (2.0)%		(180,341,620)
Net Assets — 100.0%		$9,234,946,316

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$45,770,000	$152,780,000 (a)	$—	$—	$—	$198,550,000	198,550,000	$9,386,385	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	176	06/26/25	$8,760	$(85,806)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI India ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$116,531,148	$9,100,206,788	$—	$9,216,737,936
Short-Term Securities
Money Market Funds	198,550,000	—	—	198,550,000
	$315,081,148	$9,100,206,788	$—	$9,415,287,936
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(85,806)	$—	$(85,806)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares